LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2024
Land Use Rights, Net Disclosure [Abstract]
LAND USE RIGHTS, NET

6. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights	29,788	29,788
Less: Accumulated amortization	(3,220)	(4,026)
	26,568	25,762

Amortization expenses for land use right were RMB805, RMB805 and RMB806 for the years ended December 31, 2022, 2023 and 2024. Future amortization expense is RMB805 for each of the next five years through December 31, 2029 and thereafter.